Summary of earnings per share and weighted average number of shares (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share: Loss attributable to the ordinary equity holders of the Company used in calculating basic/diluted earnings per share: From continuing operations	$ (3,881,371)	$ (3,475,095)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	9,206,953,433	8,182,595,770